Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited Condensed Consolidated Financial Statements were issued. Other than as described below and in Note 2, Liquidity and Capital Resources with respect to the Company entering into the SEPA, in Note 9, Notes Payable with respect to the Lien Security Agreement, the funding of the Fourth Bridge Notes, the First Senyun Funding Date and the Second Senyun Funding Date and in Note 11, Commitments and Contingencies with respect to certain legal matters, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited Condensed Consolidated Financial Statements.

Exchange Agreements

On October 10, 2022 and October 19, 2022, the Company exchanged $4,012 and $2,687, respectively, in aggregate principal amounts of the remaining outstanding ATW NPA Notes for 6,269,031 and 5,227,837 shares of Class A Common Stock, reflecting a price per share of Class A Common Stock of $0.64 and $0.51, respectively.

Third and Fourth Amendments to the SPA

On October 24, 2022, the Company entered into a Limited Consent and Third Amendment to the SPA (the “Third Amendment”), pursuant to which the maturity date for the Bridge Notes was extended from August 14, 2026 to October 27, 2028. In addition, pursuant to the Third Amendment, each Purchaser and the Agent waived certain defaults and events of default under the SPA, any notes issued pursuant to the SPA and other related documents.

On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1,500 on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).

Bridge Notes Conversions

Between November 10, 2022 and November 21, 2022, the Purchasers converted portions of the aggregate principal amount of the outstanding convertible notes of $13,500 of principal of Bridge Notes at a conversion price of $0.89 per share into 14,369,722 shares of Class A Common Stock with an additional 26,910,917 Class A Common Stock issued at conversion prices of $0.35 to $0.53 per share in accordance with Make-Whole Amount provisions.

Equity Awards

On October 15, 2022, the Board granted, under the 2021 SI Plan, 1,393,616 restricted stock units (“RSUs”), with a grant date value of $0.50, to certain non-executive employees of the Company.

On October 25, 2022, the Board granted, under the 2021 SI Plan, 1,379,310 RSUs, with a grant date value of $0.58, to Ms. Yun Han, the Company’s Chief Accounting Officer and Interim Chief Financial Officer. Ms. Han’s RSUs vest according to the following schedule: (a) 25% on the 30th day following the grant date; (b) 37.5% in four equal installments on each of the first four anniversaries of the grant date; and (c) 37.5% in three equal installments on each of the first three anniversaries of the start of production of FF 91.

Authorized Shares

As of the date of issuance of the unaudited Condensed Consolidated Financial Statements, and as a result of securing additional commitments subsequent to September 30, 2022, as described above, the Company does not have sufficient remaining authorized shares of Class A Common Stock to fulfill its obligation to issue shares upon exercise of all of the warrants and conversion of all of the notes issued or issuable under the NPA and SPA, or to pay interest Make-Whole Amounts in shares upon conversion of such notes. Under the SPA, each Purchaser has the option, from time to time until November 10, 2023, to purchase additional Tranche B Notes and warrants of the Company, subject to certain conditions, in an aggregate amount not to exceed the initial principal amount of the Bridge Notes and Incremental Notes issued to such Purchaser. Under the NPA, the Investors have a similar option to acquire additional Optional Notes and warrants of the Company, subject to certain conditions. If there is an insufficient number of remaining authorized shares of Class A Common Stock, the Company would be required to pay the interest “Make-Whole Amount” in cash, which could adversely affect the Company’s liquidity position, business and results of operations. At a special meeting of the Company’s stockholders held on November 3, 2022, the Company’s stockholders approved (among other proposals) a proposal to amend the Amended and Restated Charter to increase the Company’s authorized number of shares of common stock from 825,000,000 to 900,000,000 shares. In order to have a sufficient number of authorized shares of common stock to issue to the Purchasers and/or Investors pursuant to the NPA and SPA, the Company intends to call a subsequent special meeting to obtain stockholder approval to further increase the Company’s authorized shares of common stock.

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements

In connection with the reissuance of the Condensed Consolidated Financial Statements, the Company has evaluated subsequent events through December 8, 2022, the date the Condensed Consolidated Financial Statements were reissued.

Bridge Notes Conversions

Between November 22, 2022 and December 8, 2022, the Purchasers converted portions of the aggregate principal amount of the outstanding convertible notes of $19,878 of principal of Bridge Notes at a conversion price of $1.05 to $0.89 per share into 21,683,905 shares of Class A Common Stock with an additional 59,778,743 Class A Common Stock issued at conversion prices of $0.30 to $0.234 per share in accordance with Make-Whole Amount provisions.

Bridge Warrant Exercises

On November 30, 2022 and December 1, 2022, Holders of Bridge Warrants exercised 288,650 Bridge Warrants using an exercise price of $0.28 per share into 1,087,332 shares of Class A Common Stock.

Equity Awards

On November 23, 2022, the Board granted, under the 2021 SI Plan, 828,408 stock options to certain executive employees of the Company and 11,667,730 RSUs, with a grant date value of $0.32, to certain non-executive employees of the Company. Vesting conditions of the stock options include annual vesting in 25% increments from start of production of the FF 91 as well as awards fully vested upon on the grant date. Vesting conditions of the RSUs include vesting over 60 days starting November 1, 2022, as well as annual vesting in 25% increments from the grant date.

Authorized Shares

On November 22, 2022, the Company filed an amendment to its Amended and Restated Charter with the Delaware Secretary of State increasing the Company’s total authorized shares to 900,000,000. As of the date of reissuance of the unaudited Condensed Consolidated Financial Statements, the Company does not have sufficient remaining authorized shares of Class A Common Stock to fulfill its obligation to issue shares upon exercise of all of the warrants and conversion of all of the notes issued or issuable under the NPA and SPA, or to pay interest Make-Whole Amounts in shares upon conversion of such notes. The Company intends to call a special meeting to obtain stockholder approval to further increase the Company’s authorized shares of Class A Common Stock.

17. Subsequent Events

Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Consolidated Financial Statements.

Special Committee Investigation

As previously disclosed on November 15, 2021, the Company’s Board established a special committee of independent directors (“Special Committee”) to investigate allegations of inaccurate Company disclosures, including those made in an October 2021 short seller report and whistleblower allegations, which resulted in the Company being unable to timely file its third quarter 2021 Quarterly Report on Form 10-Q, Annual Report on Form 10-K for the year ended December 31, 2021 and amended Registration Statement on Form S-1 (File No. 333-258993). The Special Committee engaged outside independent legal counsel and a forensic accounting firm to assist with its review. On February 1, 2022, the Company announced that the Special Committee completed its review. On April 14, 2022, the Company announced the completion of additional investigative work based on the Special Committee’s findings, which were performed under the direction of the Executive Chairperson, reporting to the Audit Committee. In connection with the Special Committee’s review and subsequent investigative work, the following findings were made:

●	In connection with the Business Combination, statements made by certain Company employees to certain investors describing the role of Yueting (“YT”) Jia, the Company’s founder and former CEO, within the Company were inaccurate, and his involvement in the management of the Company post-Business Combination was more significant than what had been represented to certain investors.

●	The Company’s statements leading up to the Business Combination that it had received more than 14,000 reservations for the FF 91 vehicle were potentially misleading because only several hundred of those reservations were paid, while the others (totaling 14,000) were unpaid indications of interest.

●	Consistent with the Company’s previous public disclosures regarding identified material weaknesses in its internal control over financial reporting, the Company’s internal control over financial reporting requires an upgrade in personnel and systems.

●	The Company’s corporate culture failed to sufficiently prioritize compliance.

●	Mr. Jia’s role as an intermediary in leasing certain properties which were subsequently leased to the Company was not disclosed in the Company’s corporate housing disclosures.

●	In preparing the Company’s related party transaction disclosures, the Company failed to investigate and identify the sources of loans received from individuals and entities associated with Company employees.

In addition, certain individuals failed to fully disclose to individuals involved in the preparation of the Company’s SEC filings their relationships with certain related parties and affiliated entities in connection with, and following, the Business Combination, and failed to fully disclose relevant information, including but not limited to, information in connection with related parties and corporate governance to the Company’s independent registered public accounting firm PricewaterhouseCoopers LLP. Further, certain individuals failed to cooperate and withheld potentially relevant information in connection with the Special Committee investigation.

Based on the results of the investigation, the Special Committee concluded that, except as described above, other substantive allegations of inaccurate FF disclosures that it evaluated, were not supported by the evidence reviewed.

Based on the results of the Special Committee investigation and subsequent investigative work described above, the Board approved the following remedial actions:

●	certain remedial actions designed to enhance oversight and corporate governance of the Company, namely the following:

●	the appointment of Susan Swenson, a member of the Board, to the newly created position of Executive Chairperson of FF;

●	Dr. Carsten Breitfeld, FF’s Chief Executive Officer, reporting directly to Ms. Swenson and receiving a 25% annual base salary reduction;

●	the removal of Mr. Jia as an executive officer, although continuing in his position as Chief Product & User Ecosystem Officer of the Company and reporting directly to the Executive Chairperson, receiving a 25% annual base salary reduction, and his role limited to focusing on (a) Product and Mobility Ecosystem and (b) Internet, Artificial Intelligence, and Advanced R&D technology;

●	Matthias Aydt, Senior Vice President, Business Development and Product Definition and a director of the Company, being placed on probation as an executive officer for a six-month period, during which period he will remain as a non-independent member of the Board;

●	the appointment of Jordan Vogel as Lead Independent Director; certain changes to the composition of Board committees, including Brian Krolicki stepping down from his role as Chairman of the Board and Chair of the Nominating and Corporate Governance Committee and becoming a member of the Audit and Compensation Committees of the Board; Jordan Vogel stepping down from the Nominating and Corporate Governance Committee; and Scott Vogel becoming the Chair of the Audit Committee and the Nominating and Corporate Governance Committee of the Board; and

●	the suspension without pay of Jiawei (“Jerry”) Wang, the Company’s former Vice President, Global Capital Markets, who subsequently notified the Board of his decision to resign from FF on April 10, 2022;

●	the assessment and enhancement of FF’s policies and procedures regarding financial accounting and reporting and the upgrading of FF’s internal control over financial accounting and reporting, including by hiring additional financial reporting and accounting support, in each case at the direction of the Audit Committee;

●	the implementation of enhanced controls around FF’s contracting and related party transactions, including regular attestations by FF’s employees with authority to bind FF to contracts and related party transactions, for purposes of enabling FF to make complete and accurate disclosures regarding related party transactions;

●	the hiring of a Chief Compliance Officer, who reports on a dotted line to the Chair of the Audit Committee, and assessing and enhancing FF’s compliance policies and procedures;

●	the implementation of a comprehensive training program for all directors and officers regarding, among other things, internal FF policies;

●	the separation of Jarret Johnson, FF’s Vice President, General Counsel and Secretary; and

●	certain other disciplinary actions and terminations of employment with respect to other FF employees (none of whom is an executive officer).

SEC Investigation

Subsequent to the Company announcing the completion of the Special Committee investigation on February 1, 2022, the Company, certain members of the management team and employees of the Company received a notice of preservation and subpoena from the staff of the SEC stating that the SEC had commenced a formal investigation relating to the matters that were the subject of the Special Committee investigation. The Company, which had previously voluntarily contacted the SEC in connection with the Special Committee investigation in October 2021, is cooperating fully with the SEC’s investigation. The outcome of such an investigation is difficult to predict. The Company has incurred, and may continue to incur, significant expenses related to legal and other professional services in connection with the SEC investigation. At this stage, The Company is unable to assess whether any material loss or adverse effect is reasonably possible as a result of the SEC’s investigation or estimate the range of any potential loss.

Settlement of the Hans litigation

In January 2022, the Company settled an outstanding legal dispute for breach of lease under which the Company was named a co-defendant in a civil action case with the plaintiff seeking damages including unpaid rent, future unpaid rent, unpaid expenses, and unpaid taxes related to the lease. Under the terms of the agreement, the Company paid $1,800 in cash in January 2022 and agreed to pay an additional $3,400 plus 5% interest in October 2022.

Issuance of Options under the 2021 SI Plan

In January 2022, the Company awarded 3,646,557 stock options to employees and nonemployees under the 2021 SI Plan with an exercise price of $5.32 per share.

Beverly Hills, California Flagship Store Lease

In February 2022, the Company signed a Retail Lease Agreement with B. H. Triangle Associates, L.P., a California limited partnership (“Landlord”) for an approximately 13,000 square feet property in Beverly Hills, California for its first flagship store. The lease will commence on the earlier of the substantial completion of the Company’s leasehold improvements and June 1, 2022, and will continue for a period of 126 months thereafter. According to the agreement, rent fees will escalate over the lease term, starting from $1,534 during the first 12 months of the lease and increasing by 3% each 12 months thereafter. The Company has two consecutive options to extend the lease beyond its initial term for five additional years each by giving the Landlord not less than nine months prior notice. Rent fees during extension periods will be determined according to the fair value mechanism agreed upon between the parties. The lease agreement was effective on March 16, 2022. As part of the agreement, the Company is allowed tenant improvements in the amount of $1,030 by the Landlord. In connection with the lease agreement, on March 4, 2022, the Company obtained an unconditional and irrevocable letter of credit from East West Bank in the amount of $1,500. The letter of credit expires on March 4, 2023, and is renewed automatically for successive one-year periods, unless earlier terminated by the Company.

South Korea Contract Manufacturing Agreement

In February 2022, the Company entered into a definitive contract manufacturing and supply agreement with Myoung Shin Co., Ltd. (“Myoung Shin”), a South Korea-based automotive manufacturer and parts supplier, to manufacture the Company’s second vehicle, the FF 81. The agreement has an initial term of nine years from the start of production of the FF 81, which is scheduled for 2024. Pursuant to the agreement, Myoung Shin shall maintain sufficient manufacturing capabilities and capacity to supply FF 81 vehicles to the Company in accordance with the Company’s forecasts and purchase orders. The Company and Myoung Shin will each manufacture and supply certain FF 81 parts that Myoung Shin will use in the manufacture and assembly of FF 81 vehicles.